Convertible Redeemable Preferred Shares - Summary of Convertible Redeemable Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 shares
Temporary Equity [Line Items]
Shares Issued						301,298,172
Shares outstanding as of January 1, 2019 and 2020					267,841,063	267,841,063
Issuance of convertible redeemable preferred shares					33,186,759	33,186,759
Conversion of the convertible redeemable preferred shares upon the IPO					(301,027,822)	(301,027,822)
Net proceeds from the issuance of convertible redeemable preferred shares | ¥					¥ 3,274,069		¥ 1,588,067
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares						$ 0.1738
Issue Date					Jun. 06, 2013	Jun. 06, 2013
Shares Issued						34,815,112		34,544,762
Shares outstanding as of January 1, 2019 and 2020					34,544,762	34,544,762
Conversion of the convertible redeemable preferred shares upon the IPO					(34,544,762)	(34,544,762)
Net proceeds from the issuance of convertible redeemable preferred shares | ¥					¥ 37,122
Series B+ Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares						$ 0.1849
Issue Date					Sep. 06, 2013	Sep. 06, 2013
Shares Issued						54,083,288
Shares outstanding as of January 1, 2019 and 2020					54,083,288	54,083,288
Conversion of the convertible redeemable preferred shares upon the IPO					(54,083,288)	(54,083,288)
Net proceeds from the issuance of convertible redeemable preferred shares | ¥					¥ 61,202
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares						$ 0.3586
Issue Date					Apr. 12, 2014	Apr. 12, 2014
Shares Issued						50,195,203		50,195,203
Shares outstanding as of January 1, 2019 and 2020					50,195,203	50,195,203
Conversion of the convertible redeemable preferred shares upon the IPO					(50,195,203)	(50,195,203)
Net proceeds from the issuance of convertible redeemable preferred shares | ¥					¥ 111,800
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares						$ 1.9923
Issue Date					Mar. 09, 2015	Mar. 09, 2015
Shares Issued						50,193,243		50,193,243
Shares outstanding as of January 1, 2019 and 2020					50,193,243	50,193,243
Conversion of the convertible redeemable preferred shares upon the IPO					(50,193,243)	(50,193,243)
Net proceeds from the issuance of convertible redeemable preferred shares | ¥					¥ 626,350
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares				$ 3.1716		$ 3.1716
Issue Date					Jan. 12, 2018	Jan. 12, 2018
Shares Issued				78,824,567		78,824,567		78,824,567
Shares outstanding as of January 1, 2019 and 2020					78,824,567	78,824,567
Conversion of the convertible redeemable preferred shares upon the IPO					(78,824,567)	(78,824,567)
Net proceeds from the issuance of convertible redeemable preferred shares			¥ 1,603,837	$ 250,000	¥ 1,588,067
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Average Issue Price Per Share | $ / shares		$ 3.6159				$ 3.6159
Issue Date					Jun. 26, 2020	Jun. 26, 2020
Shares Issued		33,186,759				33,186,759
Issuance of convertible redeemable preferred shares					33,186,759	33,186,759
Conversion of the convertible redeemable preferred shares upon the IPO					(33,186,759)	(33,186,759)
Net proceeds from the issuance of convertible redeemable preferred shares	¥ 849,528	$ 120,000			¥ 849,528	$ 130,196